PORTFOLIO OF INVESTMENTS
Columbia Diversified Fixed Income Allocation ETF
January 31, 2021 (Unaudited)
(Percentages represent value of investments compared to net assets)
Investments in Securities
| 1
Corporate Bonds   50.8%
Issue
Description
Principal
Amount ($) Value ($)
Aerospace & Defense 1.3%
Boeing Co. (The)
5.040%, 05/01/27 200,000 233,182
5.150%, 05/01/30 1,460,000 1,732,876
Howmet Aerospace, Inc.
6.875%, 05/01/25 1,114,000 1,297,026
Huntington Ingalls Industries, Inc.
3.483%, 12/01/27 200,000 224,038
L3Harris Technologies, Inc.
3.850%, 12/15/26 158,000 180,968
4.400%, 06/15/28 400,000 473,599
Northrop Grumman Corp.
3.250%, 01/15/28 719,000 801,001
Rolls-Royce PLC
5.750%, 10/15/27
(a)
200,000 215,937
Spirit AeroSystems, Inc.
7.500%, 04/15/25
(a)
1,139,000 1,221,557
Textron, Inc.
3.000%, 06/01/30 462,000 489,177
3.900%, 09/17/29 12,000 13,565
TransDigm, Inc.
6.250%, 03/15/26
(a)
3,566,000 3,771,802
8.000%, 12/15/25
(a)
670,000 732,643
Total 11,387,371
Airlines 0.6%
American Airlines, Inc.
11.750%, 07/15/25
(a)
1,533,000 1,772,002
Delta Air Lines, Inc.
2.900%, 10/28/24 100,000 98,274
3.625%, 03/15/22 608,000 618,160
3.750%, 10/28/29 1,140,000 1,119,178
7.375%, 01/15/26 440,000 505,152
Southwest Airlines Co.
2.625%, 02/10/30 513,000 520,435
Spirit Loyalty Cayman Ltd. / Spirit IP Cayman Ltd.
8.000%, 09/20/25
(a)
700,000 794,370
Total 5,427,571
Apartment REIT 0.2%
American Homes 4 Rent LP
4.900%, 02/15/29 342,000 406,735
Essex Portfolio LP
3.000%, 01/15/30 218,000 237,173
Mid-America Apartments LP
3.950%, 03/15/29 140,000 162,412
UDR, Inc.
3.000%, 08/15/31 240,000 260,182
Series MTN, 3.200%, 01/15/30 220,000 241,794
Total 1,308,296
Automotive 1.2%
Allison Transmission, Inc.
3.750%, 01/30/31
(a)
1,140,000 1,133,966
BorgWarner, Inc.
2.650%, 07/01/27 200,000 215,228
Clarios Global LP / Clarios US Finance Co.
6.250%, 05/15/26
(a)
645,000 684,221
Ford Motor Co.
4.346%, 12/08/26 1,609,000 1,716,202
8.500%, 04/21/23 1,223,000 1,369,305
9.000%, 04/22/25 2,215,000 2,699,199
General Motors Co.
6.800%, 10/01/27 360,000 463,187
Corporate Bonds (continued)
Issue
Description
Principal
Amount ($) Value ($)
General Motors Financial Co., Inc.
3.600%, 06/21/30 504,000 555,312
4.350%, 04/09/25 200,000 223,883
Goodyear Tire & Rubber Co. (The)
5.000%, 05/31/26 460,000 470,393
5.125%, 11/15/23 1,143,000 1,145,857
Total 10,676,753
Banking 1.4%
Ally Financial, Inc.
5.750%, 11/20/25 919,000 1,069,408
Banco Santander SA
2.749%, 12/03/30 400,000 403,938
Bank of Montreal
3.803%, (USD 5 Year Swap +
1.432%), 12/15/32
(b)
375,000 427,685
Barclays PLC
4.836%, 05/09/28 700,000 806,996
4.972%, (3-month USD LIBOR +
1.902%), 05/16/29
(b)
250,000 297,607
Capital One Financial Corp.
3.750%, 07/28/26 64,000 71,635
3.800%, 01/31/28 430,000 489,549
Citizens Financial Group, Inc.
2.638%, 09/30/32
(a)
414,000 426,090
3.250%, 04/30/30 100,000 111,115
Deutsche Bank AG
4.500%, 04/01/25 500,000 535,011
Deutsche Bank AG/New York NY
3.547%, (SOFRRATE + 3.043%),
09/18/31
(b)
300,000 316,793
4.875%, (USD 5 Year Swap +
2.553%), 12/01/32
(b)
200,000 213,980
Fifth Third Bancorp
2.550%, 05/05/27 672,000 727,844
Intesa Sanpaolo SpA
5.710%, 01/15/26
(a)
1,075,000 1,213,102
KeyCorp
Series MTN, 2.250%, 04/06/27 738,000 785,199
Series MTN, 2.550%, 10/01/29 242,000 258,014
Natwest Group PLC
4.892%, (3-month USD LIBOR +
1.754%), 05/18/29
(b)
200,000 236,713
5.076%, (3-month USD LIBOR +
1.905%), 01/27/30
(b)
500,000 602,539
Santander Holdings USA, Inc.
4.400%, 07/13/27 557,000 638,916
Sumitomo Mitsui Financial Group, Inc.
3.202%, 09/17/29 90,000 97,230
Synchrony Financial
5.150%, 03/19/29 265,000 317,677
UniCredit SpA
5.459%, 06/30/35
(a)
1,100,000 1,183,998
7.296%, 04/02/34
(a)
800,000 951,502
Westpac Banking Corp.
2.668%, (US 5 Year CMT T-Note +
1.750%), 11/15/35
(b)
114,000 115,144
4.110%, (US 5 Year CMT T-Note +
2.000%), 07/24/34
(b)
100,000 111,975
Series GMTN, 4.322%, (USD 5 Year
Swap + 2.236%), 11/23/31
(b)
150,000 170,636
Total 12,580,296

PORTFOLIO OF INVESTMENTS
(continued)
Columbia Diversified Fixed Income Allocation ETF
January 31, 2021 (Unaudited)
2 |
Corporate Bonds (continued)
Issue
Description
Principal
Amount ($) Value ($)
Brokerage/Asset Managers/Exchanges 0.4%
Affiliated Managers Group, Inc.
3.300%, 06/15/30 100,000 108,197
CI Financial Corp.
3.200%, 12/17/30 440,000 446,590
Intercontinental Exchange, Inc.
2.100%, 06/15/30 964,000 981,989
Jefferies Group LLC / Jefferies Group Capital Finance, Inc.
4.850%, 01/15/27 278,000 329,660
Lazard Group LLC
4.375%, 03/11/29 234,000 275,203
LPL Holdings, Inc.
5.750%, 09/15/25
(a)
500,000 516,504
Nasdaq, Inc.
1.650%, 01/15/31 100,000 97,513
Nomura Holdings, Inc.
2.679%, 07/16/30 200,000 208,885
3.103%, 01/16/30 200,000 215,639
Raymond James Financial, Inc.
4.650%, 04/01/30 100,000 121,453
Total 3,301,633
Building Materials 0.2%
Martin Marietta Materials, Inc.
3.500%, 12/15/27 230,000 263,205
Standard Industries, Inc.
3.375%, 01/15/31
(a)
400,000 395,123
4.375%, 07/15/30
(a)
885,000 937,918
Vulcan Materials Co.
3.500%, 06/01/30 216,000 245,212
Total 1,841,458
Cable and Satellite 2.4%
Altice Financing SA
5.000%, 01/15/28
(a)
1,900,000 1,946,929
7.500%, 05/15/26
(a)
1,250,000 1,311,397
CCO Holdings LLC / CCO Holdings Capital Corp.
4.750%, 03/01/30
(a)
2,610,000 2,774,370
5.125%, 05/01/27
(a)
2,538,000 2,668,188
Charter Communications Operating LLC / Charter Communications
Operating Capital
2.800%, 04/01/31 814,000 839,455
4.200%, 03/15/28 418,000 474,551
Connect Finco SARL / Connect US Finco LLC
6.750%, 10/01/26
(a)
800,000 854,414
CSC Holdings LLC
5.500%, 05/15/26
(a)
1,700,000 1,763,589
6.500%, 02/01/29
(a)
1,050,000 1,169,357
LCPR Senior Secured Financing DAC
6.750%, 10/15/27
(a)
950,000 1,021,753
Radiate Holdco LLC / Radiate Finance, Inc.
4.500%, 09/15/26
(a)
560,000 571,919
Sirius XM Radio, Inc.
4.625%, 07/15/24
(a)
420,000 434,210
5.000%, 08/01/27
(a)
1,935,000 2,034,376
Telenet Finance Luxembourg Notes Sarl
5.500%, 03/01/28
(a)
200,000 212,006
Virgin Media Finance PLC
5.000%, 07/15/30
(a)
600,000 617,002
Virgin Media Secured Finance PLC
5.500%, 05/15/29
(a)
1,100,000 1,185,914
Corporate Bonds (continued)
Issue
Description
Principal
Amount ($) Value ($)
Ziggo BV
5.500%, 01/15/27
(a)
1,400,000 1,464,895
Total 21,344,325
Chemicals 0.5%
Avantor Funding, Inc.
4.625%, 07/15/28
(a)
750,000 787,276
Cabot Corp.
4.000%, 07/01/29 180,000 194,061
Dow Chemical Co. (The)
4.800%, 11/30/28 245,000 297,938
DuPont de Nemours, Inc.
4.725%, 11/15/28 666,000 809,484
Eastman Chemical Co.
4.500%, 12/01/28 782,000 939,738
FMC Corp.
3.450%, 10/01/29 310,000 346,419
LYB International Finance III LLC
2.250%, 10/01/30 100,000 101,210
Nutrien Ltd.
4.200%, 04/01/29 322,000 380,842
RPM International, Inc.
4.550%, 03/01/29 140,000 161,990
Sherwin-Williams Co. (The)
2.950%, 08/15/29 390,000 425,526
Total 4,444,484
Construction Machinery 0.5%
H&E Equipment Services, Inc.
3.875%, 12/15/28
(a)
1,000,000 996,198
SRM Escrow Issuer LLC
6.000%, 11/01/28
(a)
1,154,000 1,211,228
United Rentals North America, Inc.
3.875%, 02/15/31 560,000 585,235
4.875%, 01/15/28 1,299,000 1,380,358
Total 4,173,019
Consumer Cyclical Services 0.6%
Expedia Group, Inc.
3.250%, 02/15/30 100,000 102,336
4.625%, 08/01/27
(a)
504,000 560,298
IHS Markit Ltd.
4.250%, 05/01/29 926,000 1,092,222
Prime Security Services Borrower LLC / Prime Finance, Inc.
3.375%, 08/31/27
(a)
460,000 453,838
5.750%, 04/15/26
(a)
1,234,000 1,349,581
Service Corp International
3.375%, 08/15/30 600,000 609,485
Staples, Inc.
7.500%, 04/15/26
(a)
933,000 951,727
Total 5,119,487
Consumer Products 0.5%
Clorox Co. (The)
3.900%, 05/15/28 100,000 116,514
Hasbro, Inc.
3.900%, 11/19/29 376,000 420,229
Mattel, Inc.
6.750%, 12/31/25
(a)
1,137,000 1,195,131
Newell Brands, Inc.
4.350%, 04/01/23 660,000 695,366
4.700%, 04/01/26 2,059,000 2,264,138
Total 4,691,378

PORTFOLIO OF INVESTMENTS
(continued)
Columbia Diversified Fixed Income Allocation ETF
January 31, 2021 (Unaudited)
| 3
Corporate Bonds (continued)
Issue
Description
Principal
Amount ($) Value ($)
Diversified Manufacturing 0.9%
Carlisle Cos., Inc.
3.750%, 12/01/27 260,000 295,911
Carrier Global Corp.
2.722%, 02/15/30 730,000 772,026
2.722%, 02/15/30
(a)
400,000 423,028
Flowserve Corp.
3.500%, 10/01/30 100,000 106,290
General Electric Co.
3.625%, 05/01/30 500,000 554,297
Griffon Corp.
5.750%, 03/01/28 460,000 486,592
Johnson Controls International PLC
3.900%, 02/14/26 73,000 82,378
Raytheon Technologies Corp.
3.950%, 08/16/25 100,000 113,829
4.125%, 11/16/28 448,000 526,627
Roper Technologies, Inc.
3.800%, 12/15/26 185,000 212,870
4.200%, 09/15/28 200,000 234,482
Trane Technologies Luxembourg Finance SA
3.800%, 03/21/29 218,000 252,948
Vertical US Newco, Inc.
5.250%, 07/15/27
(a)
650,000 680,881
WESCO Distribution, Inc.
7.125%, 06/15/25
(a)
550,000 598,417
7.250%, 06/15/28
(a)
1,557,000 1,749,267
Westinghouse Air Brake Technologies Corp.
4.950%, 09/15/28 584,000 690,734
Total 7,780,577
Electric 2.1%
AES Corp. (The)
2.450%, 01/15/31
(a)
500,000 500,520
American Electric Power Co., Inc.
Series J, 4.300%, 12/01/28 495,000 585,331
Avangrid, Inc.
3.800%, 06/01/29 90,000 103,399
Black Hills Corp.
4.350%, 05/01/33 80,000 96,403
Calpine Corp.
4.500%, 02/15/28
(a)
1,065,000 1,094,248
5.125%, 03/15/28
(a)
900,000 931,712
CenterPoint Energy Resources Corp.
1.750%, 10/01/30 400,000 397,753
Clearway Energy Operating LLC
4.750%, 03/15/28
(a)
580,000 624,040
Dominion Energy, Inc.
4.250%, 06/01/28 268,000 318,743
DTE Energy Co.
Series C, 3.400%, 06/15/29 483,000 542,865
Duke Energy Corp.
2.450%, 06/01/30 452,000 472,100
3.150%, 08/15/27 136,000 151,295
Eastern Energy Gas Holdings LLC
Series B, 3.000%, 11/15/29 200,000 217,323
Edison International
5.750%, 06/15/27 263,000 315,794
Enel Chile SA
4.875%, 06/12/28 340,000 398,642
Entergy Corp.
2.800%, 06/15/30 400,000 428,502
Corporate Bonds (continued)
Issue
Description
Principal
Amount ($) Value ($)
Evergy, Inc.
2.900%, 09/15/29 200,000 216,658
Eversource Energy
Series R, 1.650%, 08/15/30 490,000 481,554
Exelon Corp.
4.050%, 04/15/30 240,000 280,985
FirstEnergy Corp.
Series B, 4.400%, 07/15/27 1,720,000 1,884,518
NextEra Energy Capital Holdings, Inc.
2.250%, 06/01/30 360,000 372,646
3.550%, 05/01/27 320,000 364,991
NRG Energy, Inc.
3.625%, 02/15/31
(a)
1,160,000 1,206,121
6.625%, 01/15/27 886,000 928,803
Pacific Gas and Electric Co.
2.500%, 02/01/31 310,000 308,368
4.550%, 07/01/30 670,000 764,685
PG&E Corp.
5.000%, 07/01/28 200,000 214,609
5.250%, 07/01/30 1,160,000 1,275,866
Public Service Enterprise Group, Inc.
1.600%, 08/15/30 200,000 194,227
Southern Co. (The)
Series A, 3.700%, 04/30/30 540,000 615,607
Vistra Operations Co. LLC
5.000%, 07/31/27
(a)
650,000 684,121
5.625%, 02/15/27
(a)
1,202,000 1,268,751
WEC Energy Group, Inc.
1.800%, 10/15/30 200,000 198,165
Xcel Energy, Inc.
4.000%, 06/15/28 136,000 158,462
Total 18,597,807
Environmental 0.2%
Republic Services, Inc.
3.950%, 05/15/28 280,000 325,240
Waste Connections, Inc.
4.250%, 12/01/28 367,000 432,543
Waste Management, Inc.
1.150%, 03/15/28 500,000 494,578
1.500%, 03/15/31 200,000 193,691
Total 1,446,052
Finance Companies 1.0%
AerCap Ireland Capital DAC / AerCap Global Aviation Trust
3.650%, 07/21/27 150,000 161,045
Air Lease Corp.
Series GMTN, 3.750%, 06/01/26 550,000 604,371
Aon Corp.
2.800%, 05/15/30 200,000 215,425
Ares Capital Corp.
3.875%, 01/15/26 190,000 204,365
First American Financial Corp.
4.000%, 05/15/30 80,000 91,083
Fortress Transportation and Infrastructure Investors LLC
6.500%, 10/01/25
(a)
160,000 165,779
GATX Corp.
4.700%, 04/01/29 86,000 104,009
GE Capital Funding LLC
4.400%, 05/15/30
(a)
400,000 463,949
Global Aircraft Leasing Co. Ltd.
6.500%, 09/15/24
(a),(c)
818,637 733,824

PORTFOLIO OF INVESTMENTS
(continued)
Columbia Diversified Fixed Income Allocation ETF
January 31, 2021 (Unaudited)
4 |
Corporate Bonds (continued)
Issue
Description
Principal
Amount ($) Value ($)
Navient Corp.
6.500%, 06/15/22 598,000 626,357
OneMain Finance Corp.
6.125%, 03/15/24 50,000 54,651
7.125%, 03/15/26 2,186,000 2,564,469
Owl Rock Capital Corp.
3.400%, 07/15/26 348,000 356,946
Quicken Loans LLC
5.250%, 01/15/28
(a)
1,020,000 1,088,881
Quicken Loans LLC / Quicken Loans Co.-Issuer, Inc.
3.875%, 03/01/31
(a)
1,131,000 1,146,366
Total 8,581,520
Food and Beverage 2.3%
Anheuser-Busch InBev Worldwide, Inc.
4.750%, 01/23/29 1,741,000 2,112,170
Aramark Services, Inc.
5.000%, 02/01/28
(a)
1,975,000 2,058,892
B&G Foods, Inc.
5.250%, 04/01/25 1,100,000 1,129,535
Campbell Soup Co.
2.375%, 04/24/30 184,000 191,255
Conagra Brands, Inc.
4.850%, 11/01/28 384,000 469,890
Constellation Brands, Inc.
2.875%, 05/01/30 400,000 430,146
3.150%, 08/01/29 200,000 219,484
General Mills, Inc.
4.200%, 04/17/28 455,000 537,994
JBS USA LUX SA / JBS USA Food Co. / JBS USA Finance, Inc.
5.500%, 01/15/30
(a)
804,000 912,788
6.500%, 04/15/29
(a)
1,075,000 1,222,078
Kellogg Co.
4.300%, 05/15/28 102,000 120,837
Keurig Dr Pepper, Inc.
4.597%, 05/25/28 464,000 559,213
Kraft Heinz Foods Co.
3.000%, 06/01/26 2,138,000 2,261,926
3.950%, 07/15/25 849,000 926,607
Lamb Weston Holdings, Inc.
4.625%, 11/01/24
(a)
597,000 621,412
4.875%, 11/01/26
(a)
702,000 730,168
Mondelez International, Inc.
2.750%, 04/13/30 380,000 410,434
Performance Food Group, Inc.
5.500%, 10/15/27
(a)
957,000 1,007,267
Pilgrim's Pride Corp.
5.875%, 09/30/27
(a)
300,000 319,462
Post Holdings, Inc.
4.625%, 04/15/30
(a)
1,078,000 1,117,349
5.000%, 08/15/26
(a)
530,000 547,183
5.750%, 03/01/27
(a)
1,123,000 1,179,115
Sysco Corp.
5.950%, 04/01/30 530,000 684,507
Tyson Foods, Inc.
4.350%, 03/01/29 560,000 669,503
Total 20,439,215
Foreign Agencies 6.4%
CNAC HK Finbridge Co. Ltd.
4.125%, 07/19/27 1,400,000 1,453,335
5.125%, 03/14/28 2,200,000 2,383,403
Corporate Bonds (continued)
Issue
Description
Principal
Amount ($) Value ($)
DP World Crescent Ltd.
Series EMTN, 3.875%, 07/18/29 300,000 327,777
Series REGS, 4.848%, 09/26/28 3,350,000 3,889,647
Ecopetrol SA
5.375%, 06/26/26 1,800,000 2,047,161
6.875%, 04/29/30 5,216,000 6,481,424
Gazprom OAO Via Gaz Capital SA
Series REGS, 8.625%, 04/28/34 2,514,000 3,788,327
Huarong Finance 2017 Co. Ltd.
Series EMTN, 4.250%, 11/07/27 1,300,000 1,450,951
Huarong Finance II Co. Ltd.
Series EMTN, 4.625%, 06/03/26 700,000 782,136
Indonesia Asahan Aluminium Persero PT
Series REGS, 5.450%, 05/15/30 1,500,000 1,773,051
Series REGS, 6.530%, 11/15/28 800,000 999,025
KazMunayGas National Co. JSC
Series REGS, 4.750%, 04/19/27 1,000,000 1,159,964
Series REGS, 5.375%, 04/24/30 2,130,000 2,616,908
Perusahaan Perseroan Persero PT Perusahaan Listrik Negara
Series REGS, 4.125%, 05/15/27 640,000 707,772
Series REGS, 5.450%, 05/21/28 1,700,000 2,032,568
Petrobras Global Finance BV
5.093%, 01/15/30 4,305,000 4,723,574
5.600%, 01/03/31 2,500,000 2,786,510
5.999%, 01/27/28 2,301,000 2,697,062
Petroleos Mexicanos
6.500%, 03/13/27 4,642,000 4,804,248
6.840%, 01/23/30 5,459,000 5,477,358
Southern Gas Corridor CJSC
Series REGS, 6.875%, 03/24/26 4,325,000 5,212,286
Total 57,594,487
Gaming 1.4%
Caesars Entertainment, Inc.
6.250%, 07/01/25
(a)
2,130,000 2,245,336
Caesars Resort Collection LLC / CRC Finco, Inc.
5.750%, 07/01/25
(a)
1,255,000 1,317,114
GLP Capital LP / GLP Financing II, Inc.
4.000%, 01/15/30 250,000 271,786
Las Vegas Sands Corp.
3.900%, 08/08/29 237,000 248,547
Melco Resorts Finance Ltd.
Series REGS, 4.875%, 06/06/25 200,000 205,551
5.375%, 12/04/29
(a)
700,000 736,451
MGM Growth Properties Operating Partnership LP / MGP Finance Co.-
Issuer, Inc.
5.625%, 05/01/24 624,000 669,931
Sands China Ltd.
5.400%, 08/08/28 300,000 345,803
Scientific Games International, Inc.
5.000%, 10/15/25
(a)
1,005,000 1,035,190
Stars Group Holdings BV / Stars Group US Co.-Borrower LLC
7.000%, 07/15/26
(a)
1,080,000 1,135,053
VICI Properties LP / VICI Note Co., Inc.
4.250%, 12/01/26
(a)
744,000 770,628
4.625%, 12/01/29
(a)
920,000 979,851
Wynn Las Vegas LLC / Wynn Las Vegas Capital Corp.
5.250%, 05/15/27
(a)
1,040,000 1,056,150
Wynn Macau Ltd.
5.125%, 12/15/29
(a)
400,000 403,913
5.500%, 01/15/26
(a)
200,000 206,491

PORTFOLIO OF INVESTMENTS
(continued)
Columbia Diversified Fixed Income Allocation ETF
January 31, 2021 (Unaudited)
| 5
Corporate Bonds (continued)
Issue
Description
Principal
Amount ($) Value ($)
5.625%, 08/26/28
(a)
500,000 516,314
Total 12,144,109
Health Care 2.3%
Agilent Technologies, Inc.
2.100%, 06/04/30 90,000 92,566
Becton Dickinson and Co.
3.700%, 06/06/27 19,000 21,743
Cardinal Health, Inc.
3.410%, 06/15/27 60,000 67,143
CHS/Community Health Systems, Inc.
6.000%, 01/15/29
(a)
200,000 213,428
Cigna Corp.
4.375%, 10/15/28 850,000 1,010,348
CVS Health Corp.
3.250%, 08/15/29 500,000 554,540
4.300%, 03/25/28 1,864,000 2,191,170
DaVita, Inc.
3.750%, 02/15/31
(a)
684,000 678,950
4.625%, 06/01/30
(a)
1,666,000 1,748,688
DH Europe Finance II Sarl
2.600%, 11/15/29 500,000 536,724
HCA, Inc.
3.500%, 09/01/30 1,446,000 1,497,350
4.125%, 06/15/29 443,000 507,787
5.625%, 09/01/28 700,000 819,693
5.875%, 02/15/26 1,021,000 1,168,639
Hologic, Inc.
3.250%, 02/15/29
(a)
1,280,000 1,300,749
IQVIA, Inc.
5.000%, 05/15/27
(a)
900,000 948,740
5.000%, 10/15/26
(a)
600,000 624,663
Laboratory Corp. of America Holdings
3.600%, 09/01/27 190,000 217,893
MEDNAX, Inc.
6.250%, 01/15/27
(a)
733,000 784,081
PerkinElmer, Inc.
3.300%, 09/15/29 200,000 223,471
Sabra Health Care LP
3.900%, 10/15/29 200,000 210,648
Smith & Nephew PLC
2.032%, 10/14/30 180,000 180,465
Stryker Corp.
1.950%, 06/15/30 230,000 232,948
Tenet Healthcare Corp.
4.625%, 07/15/24 2,471,000 2,514,274
4.875%, 01/01/26
(a)
680,000 709,491
Thermo Fisher Scientific, Inc.
2.600%, 10/01/29 565,000 607,703
Universal Health Services, Inc.
2.650%, 10/15/30
(a)
500,000 506,767
Zimmer Biomet Holdings, Inc.
3.550%, 03/20/30 336,000 376,494
Total 20,547,156
Healthcare Insurance 0.7%
Anthem, Inc.
4.101%, 03/01/28 760,000 887,962
Centene Corp.
4.250%, 12/15/27 1,429,000 1,513,537
4.625%, 12/15/29 3,329,000 3,691,301
Corporate Bonds (continued)
Issue
Description
Principal
Amount ($) Value ($)
Humana, Inc.
4.875%, 04/01/30 112,000 138,968
Total 6,231,768
Healthcare REIT 0.7%
Alexandria Real Estate Equities, Inc.
3.375%, 08/15/31 486,000 548,727
Diversified Healthcare Trust
9.750%, 06/15/25 520,000 590,089
Healthcare Realty Trust, Inc.
2.400%, 03/15/30 256,000 262,822
Healthcare Trust of America Holdings LP
3.100%, 02/15/30 316,000 340,973
Healthpeak Properties, Inc.
3.000%, 01/15/30 150,000 162,948
3.250%, 07/15/26 216,000 240,451
MPT Operating Partnership LP / MPT Finance Corp.
3.500%, 03/15/31 1,260,000 1,271,962
4.625%, 08/01/29 685,000 732,442
5.000%, 10/15/27 764,000 807,814
Omega Healthcare Investors, Inc.
3.625%, 10/01/29 261,000 277,867
Ventas Realty LP
4.400%, 01/15/29 297,000 344,267
Welltower, Inc.
2.750%, 01/15/31 200,000 210,916
4.250%, 04/15/28 145,000 168,157
Total 5,959,435
Home Construction 0.1%
DR Horton, Inc.
1.400%, 10/15/27 100,000 100,252
Lennar Corp.
4.750%, 11/29/27 825,000 975,260
NVR, Inc.
3.000%, 05/15/30 90,000 97,324
Total 1,172,836
Independent Energy 1.5%
Apache Corp.
4.375%, 10/15/28 1,200,000 1,195,324
Canadian Natural Resources Ltd.
3.850%, 06/01/27 44,000 49,554
Cimarex Energy Co.
4.375%, 03/15/29 230,000 260,216
Comstock Resources, Inc.
9.750%, 08/15/26 560,000 596,443
Concho Resources, Inc.
4.300%, 08/15/28 316,000 371,572
Continental Resources, Inc.
4.375%, 01/15/28 1,490,000 1,519,053
5.750%, 01/15/31
(a)
780,000 844,196
CrownRock LP / CrownRock Finance, Inc.
5.625%, 10/15/25
(a)
673,000 669,735
Diamondback Energy, Inc.
3.500%, 12/01/29 520,000 552,304
Endeavor Energy Resources LP / EER Finance, Inc.
5.750%, 01/30/28
(a)
910,000 964,600
EQT Corp.
3.900%, 10/01/27 1,606,000 1,667,157
Neptune Energy Bondco PLC
6.625%, 05/15/25
(a)
200,000 195,404
Occidental Petroleum Corp.
2.900%, 08/15/24 3,415,000 3,313,026

PORTFOLIO OF INVESTMENTS
(continued)
Columbia Diversified Fixed Income Allocation ETF
January 31, 2021 (Unaudited)
6 |
Corporate Bonds (continued)
Issue
Description
Principal
Amount ($) Value ($)
Pioneer Natural Resources Co.
2.150%, 01/15/31 640,000 634,245
WPX Energy, Inc.
4.500%, 01/15/30 790,000 841,389
Total 13,674,218
Industy 0.0%
Otis Worldwide Corp.
2.565%, 02/15/30 336,000 355,380
Integrated Energy 0.3%
Cenovus Energy, Inc.
4.250%, 04/15/27 1,608,000 1,766,704
5.375%, 07/15/25 594,000 670,821
Chevron USA, Inc.
3.250%, 10/15/29 154,000 173,589
New Fortress Energy, Inc.
6.750%, 09/15/25
(a)
380,000 393,201
Total 3,004,315
Leisure 1.1%
Carnival Corp.
7.625%, 03/01/26
(a)
1,400,000 1,480,806
9.875%, 08/01/27
(a)
396,000 453,254
11.500%, 04/01/23
(a)
2,707,000 3,069,846
Cedar Fair LP / Canada's Wonderland Co. / Magnum Management Corp.
/ Millennium Op
5.500%, 05/01/25
(a)
740,000 768,752
Live Nation Entertainment, Inc.
6.500%, 05/15/27
(a)
970,000 1,077,823
Royal Caribbean Cruises Ltd.
9.125%, 06/15/23
(a)
540,000 582,386
10.875%, 06/01/23
(a)
920,000 1,037,640
11.500%, 06/01/25
(a)
1,068,000 1,230,697
Total 9,701,204
Life Insurance 0.4%
American International Group, Inc.
3.400%, 06/30/30 468,000 522,843
4.200%, 04/01/28 335,000 392,224
Athene Holding Ltd.
3.500%, 01/15/31 200,000 210,322
6.150%, 04/03/30 192,000 238,831
Brighthouse Financial, Inc.
3.700%, 06/22/27 212,000 233,344
Equitable Holdings, Inc.
4.350%, 04/20/28 633,000 740,021
Globe Life, Inc.
2.150%, 08/15/30 200,000 201,217
Lincoln National Corp.
3.050%, 01/15/30 320,000 350,124
Prudential Financial, Inc.
5.700%, (3-month USD LIBOR +
2.665%), 09/15/48
(b)
350,000 405,729
Reinsurance Group of America, Inc.
3.900%, 05/15/29 440,000 500,942
Total 3,795,597
Lodging 0.4%
Choice Hotels International, Inc.
3.700%, 01/15/31 200,000 217,460
Hilton Domestic Operating Co., Inc.
5.125%, 05/01/26 2,174,000 2,253,505
Hyatt Hotels Corp.
4.375%, 09/15/28 666,000 731,863
Corporate Bonds (continued)
Issue
Description
Principal
Amount ($) Value ($)
Marriott International, Inc.
4.625%, 06/15/30 614,000 702,243
Total 3,905,071
Materials 0.1%
Cleveland-Cliffs, Inc.
9.875%, 10/17/25
(a)
824,000 968,443
Media and Entertainment 1.7%
Activision Blizzard, Inc.
3.400%, 06/15/27 20,000 22,559
AMC Networks, Inc.
5.000%, 04/01/24 1,510,000 1,534,405
Clear Channel Worldwide Holdings, Inc.
5.125%, 08/15/27
(a)
1,107,000 1,130,584
Diamond Sports Group LLC / Diamond Sports Finance Co.
5.375%, 08/15/26
(a)
2,175,000 1,757,530
Discovery Communications LLC
3.950%, 03/20/28 445,000 506,460
4.125%, 05/15/29 512,000 591,813
Fox Corp.
3.500%, 04/08/30 436,000 490,805
Interpublic Group of Cos., Inc. (The)
4.650%, 10/01/28 380,000 453,656
Moody's Corp.
4.250%, 02/01/29 268,000 317,454
Netflix, Inc.
4.875%, 04/15/28 676,000 791,339
5.875%, 11/15/28 1,986,000 2,492,093
Nielsen Finance LLC / Nielsen Finance Co.
5.625%, 10/01/28
(a)
950,000 1,014,682
Omnicom Group, Inc.
4.200%, 06/01/30 200,000 236,363
RELX Capital, Inc.
3.000%, 05/22/30 200,000 217,785
4.000%, 03/18/29 80,000 93,272
TEGNA, Inc.
4.625%, 03/15/28
(a)
800,000 809,841
5.000%, 09/15/29 925,000 962,556
Univision Communications, Inc.
6.625%, 06/01/27
(a)
920,000 971,437
ViacomCBS, Inc.
4.950%, 01/15/31 626,000 774,910
Total 15,169,544
Metals and Mining 0.8%
Cleveland-Cliffs, Inc.
6.750%, 03/15/26
(a)
694,000 746,794
Freeport-McMoRan, Inc.
4.625%, 08/01/30 1,410,000 1,566,323
Newmont Corp.
2.250%, 10/01/30 237,000 243,751
Novelis Corp.
4.750%, 01/30/30
(a)
1,080,000 1,136,804
5.875%, 09/30/26
(a)
1,229,000 1,287,858
Nucor Corp.
2.700%, 06/01/30 100,000 107,909
Reliance Steel & Aluminum Co.
2.150%, 08/15/30 100,000 100,794
Steel Dynamics, Inc.
3.250%, 01/15/31 310,000 341,458
U.S. Steel Corp.
12.000%, 06/01/25
(a)
860,000 1,000,655

PORTFOLIO OF INVESTMENTS
(continued)
Columbia Diversified Fixed Income Allocation ETF
January 31, 2021 (Unaudited)
| 7
Corporate Bonds (continued)
Issue
Description
Principal
Amount ($) Value ($)
Vale Overseas Ltd.
3.750%, 07/08/30 414,000 453,313
Total 6,985,659
Midstream 1.9%
Cheniere Corpus Christi Holdings LLC
3.700%, 11/15/29 100,000 109,376
Cheniere Energy Partners LP
4.500%, 10/01/29 1,679,000 1,799,260
5.250%, 10/01/25 820,000 841,872
Cheniere Energy, Inc.
4.625%, 10/15/28
(a)
1,300,000 1,354,375
DCP Midstream Operating LP
5.375%, 07/15/25 475,000 508,335
Enable Midstream Partners LP
4.950%, 05/15/28 392,000 413,807
Enbridge, Inc.
3.125%, 11/15/29 724,000 784,575
Energy Transfer Operating LP
5.250%, 04/15/29 894,000 1,032,354
Enterprise Products Operating LLC
2.800%, 01/31/30 100,000 107,200
4.150%, 10/16/28 219,000 256,080
EQM Midstream Partners LP
4.750%, 01/15/31
(a)
500,000 482,796
4.750%, 07/15/23 443,000 458,702
5.500%, 07/15/28 250,000 258,972
6.500%, 07/01/27
(a)
650,000 696,197
Kinder Morgan, Inc.
2.000%, 02/15/31 260,000 253,298
MPLX LP
2.650%, 08/15/30 500,000 511,324
4.125%, 03/01/27 331,000 377,509
ONEOK, Inc.
4.350%, 03/15/29 168,000 188,829
4.550%, 07/15/28 120,000 136,833
Phillips 66 Partners LP
3.150%, 12/15/29 120,000 124,293
Plains All American Pipeline LP / PAA Finance Corp.
3.550%, 12/15/29 225,000 233,857
3.800%, 09/15/30 500,000 527,900
Sabine Pass Liquefaction LLC
4.500%, 05/15/30
(a)
340,000 396,158
5.000%, 03/15/27 116,000 137,103
Targa Resources Partners LP / Targa Resources Partners Finance Corp.
4.000%, 01/15/32
(a)
750,000 742,651
4.875%, 02/01/31
(a)
1,170,000 1,221,134
5.875%, 04/15/26 140,000 146,682
TransCanada PipeLines Ltd.
4.250%, 05/15/28 496,000 578,948
Western Midstream Operating LP
4.350%, 02/01/25 360,000 372,793
5.300%, 02/01/30 1,730,000 1,904,377
Williams Cos., Inc. (The)
3.750%, 06/15/27 320,000 363,110
Total 17,320,700
Natural Gas 0.1%
NiSource, Inc.
3.490%, 05/15/27 464,000 523,635
Sempra Energy
3.400%, 02/01/28 627,000 703,624
Total 1,227,259
Corporate Bonds (continued)
Issue
Description
Principal
Amount ($) Value ($)
Office REIT 0.1%
Boston Properties LP
4.500%, 12/01/28 449,000 532,701
Highwoods Realty LP
2.600%, 02/01/31 80,000 81,145
Kilroy Realty LP
2.500%, 11/15/32 200,000 198,925
3.050%, 02/15/30 228,000 239,143
Piedmont Operating Partnership LP
3.150%, 08/15/30 250,000 253,501
Total 1,305,415
Oil Field Services 0.0%
NOV, Inc.
3.600%, 12/01/29 300,000 310,966
Other Financial Institutions 0.3%
Icahn Enterprises LP / Icahn Enterprises Finance Corp.
6.250%, 02/01/22 1,273,000 1,275,453
6.250%, 05/15/26 809,000 856,157
Nationstar Mortgage Holdings, Inc.
5.500%, 08/15/28
(a)
510,000 528,894
Total 2,660,504
Other Industry 0.3%
AECOM
5.125%, 03/15/27 795,000 890,265
Howard Hughes Corp. (The)
5.375%, 03/15/25
(a)
964,000 992,955
Rexford Industrial Realty LP
2.125%, 12/01/30 120,000 118,694
Steelcase, Inc.
5.125%, 01/18/29 300,000 351,336
Total 2,353,250
Other REIT 0.5%
American Campus Communities Operating Partnership LP
2.850%, 02/01/30 112,000 116,966
3.300%, 07/15/26 280,000 307,518
Brookfield Property REIT, Inc. / BPR Cumulus LLC / BPR Nimbus LLC /
GGSI Sellco LL
5.750%, 05/15/26
(a)
1,146,000 1,189,116
CubeSmart LP
2.000%, 02/15/31 50,000 49,483
4.375%, 02/15/29 260,000 303,922
CyrusOne LP / CyrusOne Finance Corp.
2.150%, 11/01/30 640,000 614,868
Digital Realty Trust LP
3.600%, 07/01/29 346,000 391,607
Duke Realty LP
1.750%, 02/01/31 150,000 149,652
EPR Properties
4.950%, 04/15/28 304,000 316,651
Host Hotels & Resorts LP
Series H, 3.375%, 12/15/29 408,000 414,565
Life Storage LP
2.200%, 10/15/30 240,000 242,209
Service Properties Trust
4.350%, 10/01/24 360,000 353,558
WP Carey, Inc.
3.850%, 07/15/29 200,000 225,536
Total 4,675,651
Other Utility 0.0%
American Water Capital Corp.
3.750%, 09/01/28 145,000 168,993

PORTFOLIO OF INVESTMENTS
(continued)
Columbia Diversified Fixed Income Allocation ETF
January 31, 2021 (Unaudited)
8 |
Corporate Bonds (continued)
Issue
Description
Principal
Amount ($) Value ($)
Packaging 0.7%
Ardagh Packaging Finance PLC / Ardagh Holdings USA, Inc.
4.125%, 08/15/26
(a)
800,000 826,592
5.250%, 08/15/27
(a)
900,000 931,225
Avery Dennison Corp.
2.650%, 04/30/30 64,000 67,619
Ball Corp.
2.875%, 08/15/30 450,000 447,832
5.250%, 07/01/25 510,000 579,255
Crown Americas LLC / Crown Americas Capital Corp. VI
4.750%, 02/01/26 386,000 400,475
Mauser Packaging Solutions Holding Co.
5.500%, 04/15/24
(a)
989,000 1,001,317
Reynolds Group Issuer, Inc. / Reynolds Group Issuer LLC / Reynolds
Group Issuer Lu
4.000%, 10/15/27
(a)
1,400,000 1,407,557
5.125%, 07/15/23
(a)
68,000 68,913
Trivium Packaging Finance BV
5.500%, 08/15/26
(a)
200,000 210,784
Total 5,941,569
Paper 0.2%
Packaging Corp. of America
3.000%, 12/15/29 608,000 667,235
Suzano Austria GmbH
3.750%, 01/15/31 300,000 318,382
5.000%, 01/15/30 400,000 451,998
Weyerhaeuser Co.
4.000%, 11/15/29 50,000 58,138
WRKCo, Inc.
4.900%, 03/15/29 462,000 563,560
Total 2,059,313
Pharmaceuticals 1.3%
AbbVie, Inc.
2.950%, 11/21/26 150,000 164,806
3.200%, 11/21/29 2,100,000 2,324,076
4.250%, 11/14/28 35,000 41,438
Amgen, Inc.
2.200%, 02/21/27 910,000 962,989
3.200%, 11/02/27 100,000 112,228
AstraZeneca PLC
1.375%, 08/06/30 520,000 502,989
Bausch Health Cos., Inc.
5.500%, 11/01/25
(a)
540,000 555,902
7.000%, 03/15/24
(a)
2,296,000 2,347,459
Biogen, Inc.
2.250%, 05/01/30 120,000 123,442
Bristol-Myers Squibb Co.
3.900%, 02/20/28 64,000 75,054
Gilead Sciences, Inc.
1.200%, 10/01/27 460,000 459,747
1.650%, 10/01/30 300,000 295,718
Mylan, Inc.
4.550%, 04/15/28 230,000 271,974
Par Pharmaceutical, Inc.
7.500%, 04/01/27
(a)
1,360,000 1,462,422
Regeneron Pharmaceuticals, Inc.
1.750%, 09/15/30 120,000 116,827
Royalty Pharma PLC
1.750%, 09/02/27
(a)
320,000 326,279
Takeda Pharmaceutical Co. Ltd.
2.050%, 03/31/30 600,000 605,924
Corporate Bonds (continued)
Issue
Description
Principal
Amount ($) Value ($)
5.000%, 11/26/28 200,000 246,886
Viatris, Inc.
2.700%, 06/22/30
(a)
700,000 735,445
Total 11,731,605
Property & Casualty 0.4%
Acrisure LLC / Acrisure Finance, Inc.
8.125%, 02/15/24
(a)
740,000 771,494
American Financial Group, Inc.
5.250%, 04/02/30 156,000 193,689
Aon Corp.
3.750%, 05/02/29 210,000 242,264
Brown & Brown, Inc.
2.375%, 03/15/31 100,000 103,004
4.500%, 03/15/29 160,000 188,546
CNA Financial Corp.
3.900%, 05/01/29 420,000 489,954
Fidelity National Financial, Inc.
2.450%, 03/15/31 80,000 80,987
3.400%, 06/15/30 180,000 196,505
Hanover Insurance Group, Inc. (The)
2.500%, 09/01/30 80,000 83,274
Markel Corp.
3.350%, 09/17/29 330,000 366,446
Willis North America, Inc.
4.500%, 09/15/28 381,000 452,448
Total 3,168,611
Railroads 0.2%
CSX Corp.
3.250%, 06/01/27 197,000 221,347
4.250%, 03/15/29 368,000 438,971
Norfolk Southern Corp.
2.550%, 11/01/29 340,000 364,649
Union Pacific Corp.
3.700%, 03/01/29 530,000 610,047
Total 1,635,014
Refining 0.3%
HollyFrontier Corp.
4.500%, 10/01/30 200,000 210,282
Marathon Petroleum Corp.
3.800%, 04/01/28 310,000 345,449
PBF Holding Co. LLC / PBF Finance Corp.
6.000%, 02/15/28 867,000 503,034
9.250%, 05/15/25
(a)
842,000 812,043
Phillips 66
1.300%, 02/15/26 240,000 242,699
Valero Energy Corp.
4.350%, 06/01/28 227,000 257,400
Total 2,370,907
Restaurants 0.5%
1011778 BC ULC / New Red Finance, Inc.
4.000%, 10/15/30
(a)
2,280,000 2,263,196
KFC Holding Co./Pizza Hut Holdings LLC/Taco Bell of America LLC
5.250%, 06/01/26
(a)
1,426,000 1,479,743
McDonald's Corp.
Series MTN, 2.625%, 09/01/29 516,000 554,631
Starbucks Corp.
2.550%, 11/15/30 290,000 306,849
3.550%, 08/15/29 100,000 114,177
4.000%, 11/15/28 64,000 75,213
Total 4,793,809

PORTFOLIO OF INVESTMENTS
(continued)
Columbia Diversified Fixed Income Allocation ETF
January 31, 2021 (Unaudited)
| 9
Corporate Bonds (continued)
Issue
Description
Principal
Amount ($) Value ($)
Retail 0.0%
Genuine Parts Co.
1.875%, 11/01/30 160,000 157,213
Retail REIT 0.2%
Agree LP
2.900%, 10/01/30 54,000 57,127
Brixmor Operating Partnership LP
4.050%, 07/01/30 80,000 90,586
4.125%, 05/15/29 290,000 331,639
Kimco Realty Corp.
2.700%, 10/01/30 50,000 52,667
National Retail Properties, Inc.
4.300%, 10/15/28 150,000 173,099
Regency Centers LP
2.950%, 09/15/29 50,000 53,144
3.700%, 06/15/30 250,000 281,356
STORE Capital Corp.
2.750%, 11/18/30 240,000 243,915
VEREIT Operating Partnership LP
2.850%, 12/15/32 240,000 246,756
3.100%, 12/15/29 50,000 53,274
3.400%, 01/15/28 50,000 55,004
3.950%, 08/15/27 198,000 225,313
Total 1,863,880
Retailers 1.0%
Advance Auto Parts, Inc.
3.900%, 04/15/30 150,000 171,315
AutoZone, Inc.
4.000%, 04/15/30 360,000 420,001
Best Buy Co., Inc.
1.950%, 10/01/30 280,000 277,445
Dollar General Corp.
3.500%, 04/03/30 540,000 612,142
3.875%, 04/15/27 37,000 42,555
Dollar Tree, Inc.
4.000%, 05/15/25 514,000 578,298
Gap, Inc. (The)
8.875%, 05/15/27
(a)
650,000 758,908
Hanesbrands, Inc.
4.625%, 05/15/24
(a)
300,000 316,747
4.875%, 05/15/26
(a)
956,000 1,032,708
L Brands, Inc.
6.625%, 10/01/30
(a)
1,336,000 1,495,779
Lowe's Cos., Inc.
3.650%, 04/05/29 419,000 479,643
4.500%, 04/15/30 210,000 255,893
Macy's, Inc.
8.375%, 06/15/25
(a)
580,000 642,061
O'Reilly Automotive, Inc.
4.350%, 06/01/28 320,000 377,126
PetSmart, Inc.
5.875%, 06/01/25
(a)
1,328,000 1,365,681
Total 8,826,302
Supermarkets 0.3%
Albertsons Cos., Inc. / Safeway, Inc. / New Albertsons LP / Albertsons
LLC
3.500%, 03/15/29
(a)
1,360,000 1,342,735
4.625%, 01/15/27
(a)
895,000 938,102
Kroger Co. (The)
3.700%, 08/01/27 199,000 229,874
Total 2,510,711
Corporate Bonds (continued)
Issue
Description
Principal
Amount ($) Value ($)
Technology 3.8%
Amphenol Corp.
2.800%, 02/15/30 416,000 451,065
Arrow Electronics, Inc.
3.250%, 09/08/24 44,000 47,518
Avaya, Inc.
6.125%, 09/15/28
(a)
752,000 800,032
Black Knight InfoServ LLC
3.625%, 09/01/28
(a)
500,000 506,031
Broadcom Corp. / Broadcom Cayman Finance Ltd.
3.875%, 01/15/27 1,055,000 1,179,056
Broadcom, Inc.
4.750%, 04/15/29 368,000 430,067
Broadridge Financial Solutions, Inc.
2.900%, 12/01/29 180,000 194,160
CommScope, Inc.
5.500%, 03/01/24
(a)
740,000 760,572
6.000%, 03/01/26
(a)
1,223,000 1,295,377
Dell International LLC / EMC Corp.
4.900%, 10/01/26
(a)
581,000 677,706
5.300%, 10/01/29
(a)
500,000 602,077
Equinix, Inc.
2.150%, 07/15/30 496,000 495,273
Fidelity National Information Services, Inc.
3.750%, 05/21/29 70,000 80,578
Series 10Y, 4.250%, 05/15/28 136,000 159,966
Fiserv, Inc.
3.200%, 07/01/26 414,000 459,006
3.500%, 07/01/29 992,000 1,118,200
Flex Ltd.
3.750%, 02/01/26 522,000 576,935
4.875%, 06/15/29 200,000 235,100
Global Payments, Inc.
2.900%, 05/15/30 500,000 535,734
3.200%, 08/15/29 426,000 466,285
HP, Inc.
3.400%, 06/17/30 714,000 776,387
Iron Mountain, Inc.
4.500%, 02/15/31
(a)
290,000 296,471
5.250%, 07/15/30
(a)
1,408,000 1,483,009
Jabil, Inc.
3.000%, 01/15/31 130,000 135,979
Keysight Technologies, Inc.
3.000%, 10/30/29 330,000 363,699
Leidos, Inc.
2.300%, 02/15/31
(a)
500,000 502,358
LogMeIn, Inc.
5.500%, 09/01/27
(a)
814,000 851,450
Microchip Technology, Inc.
4.250%, 09/01/25
(a)
780,000 814,360
Micron Technology, Inc.
4.663%, 02/15/30 296,000 356,945
Motorola Solutions, Inc.
4.600%, 05/23/29 300,000 356,268
MSCI, Inc.
3.875%, 02/15/31
(a)
900,000 957,383
4.000%, 11/15/29
(a)
808,000 859,358
NetApp, Inc.
2.700%, 06/22/30 380,000 404,766
NortonLifeLock, Inc.
5.000%, 04/15/25
(a)
1,142,000 1,162,427

PORTFOLIO OF INVESTMENTS
(continued)
Columbia Diversified Fixed Income Allocation ETF
January 31, 2021 (Unaudited)
10 |
Corporate Bonds (continued)
Issue
Description
Principal
Amount ($) Value ($)
NXP BV / NXP Funding LLC / NXP USA, Inc.
3.400%, 05/01/30
(a)
350,000 390,851
Open Text Corp.
3.875%, 02/15/28
(a)
940,000 963,345
Open Text Holdings, Inc.
4.125%, 02/15/30
(a)
1,160,000 1,210,462
PayPal Holdings, Inc.
2.850%, 10/01/29 668,000 728,062
Qorvo, Inc.
4.375%, 10/15/29 934,000 1,019,832
Sabre GLBL, Inc.
7.375%, 09/01/25
(a)
1,250,000 1,346,241
ServiceNow, Inc.
1.400%, 09/01/30 200,000 191,376
SS&C Technologies, Inc.
5.500%, 09/30/27
(a)
1,737,000 1,840,357
SSL Robotics LLC
9.750%, 12/31/23
(a)
1,106,000 1,243,149
Trimble, Inc.
4.900%, 06/15/28 200,000 237,668
Veritas US, Inc. / Veritas Bermuda Ltd.
7.500%, 09/01/25
(a)
940,000 965,544
VMware, Inc.
3.900%, 08/21/27 265,000 297,194
Western Digital Corp.
4.750%, 02/15/26 2,219,000 2,455,362
Xerox Corp.
4.375%, 03/15/23 920,000 966,515
Total 34,247,556
Tobacco 0.5%
Altria Group, Inc.
4.400%, 02/14/26 414,000 476,998
4.800%, 02/14/29 1,150,000 1,364,813
BAT Capital Corp.
2.259%, 03/25/28 860,000 879,891
3.557%, 08/15/27 660,000 732,863
Vector Group Ltd.
6.125%, 02/01/25
(a)
1,240,000 1,258,984
Total 4,713,549
Transportation Services 0.3%
FedEx Corp.
3.400%, 02/15/28 290,000 324,709
4.250%, 05/15/30 400,000 476,833
XPO Logistics, Inc.
6.250%, 05/01/25
(a)
784,000 840,753
6.750%, 08/15/24
(a)
936,000 989,881
Total 2,632,176
Wireless 2.0%
Altice France SA
8.125%, 02/01/27
(a)
3,200,000 3,528,369
American Tower Corp.
1.875%, 10/15/30 50,000 49,386
2.750%, 01/15/27 342,000 368,496
Crown Castle International Corp.
3.300%, 07/01/30 146,000 160,455
3.650%, 09/01/27 245,000 275,791
SBA Communications Corp.
3.125%, 02/01/29
(a)
1,640,000 1,638,332
3.875%, 02/15/27 800,000 835,227
Sprint Corp.
7.625%, 02/15/25 719,000 859,371
Corporate Bonds (continued)
Issue
Description
Principal
Amount ($) Value ($)
7.625%, 03/01/26 1,118,000 1,377,627
T-Mobile USA, Inc.
3.750%, 04/15/27
(a)
625,000 703,154
3.875%, 04/15/30
(a)
1,674,000 1,891,711
4.750%, 02/01/28 1,800,000 1,922,054
6.000%, 04/15/24 940,000 950,090
Vmed O2 UK Financing I PLC
4.250%, 01/31/31
(a)
1,200,000 1,197,030
VMware, Inc.
4.700%, 05/15/30 100,000 118,271
Vodafone Group PLC
7.000%, 04/04/79 1,790,000 2,221,637
Total 18,097,001
Wirelines 1.7%
Altice France SA
7.375%, 05/01/26
(a)
1,470,000 1,540,386
American Tower Corp.
3.550%, 07/15/27 132,000 148,232
AT&T, Inc.
2.550%, 12/01/33
(a)
700,000 698,178
4.300%, 02/15/30 1,191,000 1,397,283
C&W Senior Financing DAC
6.875%, 09/15/27
(a)
200,000 213,407
Frontier Communications Corp.
5.000%, 05/01/28
(a)
660,000 683,459
5.875%, 10/15/27
(a)
1,920,000 2,057,130
Level 3 Financing, Inc.
4.250%, 07/01/28
(a)
900,000 922,443
4.625%, 09/15/27
(a)
800,000 832,087
Lumen Technologies, Inc.
4.000%, 02/15/27
(a)
600,000 620,464
5.125%, 12/15/26
(a)
1,403,000 1,490,456
Uniti Group LP / Uniti Fiber Holdings, Inc. / CSL Capital LLC
7.875%, 02/15/25
(a)
1,150,000 1,234,558
Verizon Communications, Inc.
4.016%, 12/03/29 1,032,000 1,208,240
4.329%, 09/21/28 723,000 859,082
Vodafone Group PLC
4.375%, 05/30/28 1,022,000 1,215,624
Zayo Group Holdings, Inc.
4.000%, 03/01/27
(a)
372,000 372,937
Total 15,493,966
Total Corporate Bonds
(Cost $440,847,091) 454,616,384
Foreign Government Obligations
(d),(e)
  23.3%
Principal
Amount ($) Value ($)
Australia Government Bond
Series 138, 3.250%, 04/21/29 AUD 7,649,000 6,960,053
Series 155, 2.500%, 05/21/30 AUD 4,710,000 4,082,140
Brazilian Government International Bond
3.875%, 06/12/30 6,770,000 6,978,351
4.625%, 01/13/28 1,800,000 1,985,424
Canadian Government Bond
1.250%, 06/01/30 CAD 13,669,000 11,101,897
CITIC Ltd.
Series EMTN, 3.875%, 02/28/27 200,000 220,140
Series EMTN, 3.700%, 06/14/26 200,000 219,121
Colombia Government International Bond
3.875%, 04/25/27 4,310,000 4,737,774
4.500%, 03/15/29 1,000,000 1,139,489

PORTFOLIO OF INVESTMENTS
(continued)
Columbia Diversified Fixed Income Allocation ETF
January 31, 2021 (Unaudited)
| 11
Foreign Government Obligations
(d),(e)
(continued)
Issue
Description
Principal
Amount ($) Value ($)
3.125%, 04/15/31 400,000 413,127
Dominican Republic International Bond
Series REGS, 4.500%, 01/30/30 4,100,000 4,283,799
Series REGS, 4.875%, 09/23/32 2,000,000 2,129,657
Series REGS, 6.875%, 01/29/26 1,700,000 2,011,380
Series REGS, 5.950%, 01/25/27 1,245,000 1,427,781
Export-Import Bank of India
Series REGS, 3.875%, 02/01/28 3,350,000 3,665,167
Series REGS, 3.375%, 08/05/26 200,000 216,944
Guatemala Government Bond
Series REGS, 4.875%, 02/13/28 3,180,000 3,555,446
Series REGS, 4.500%, 05/03/26 400,000 436,818
Indonesia Government International Bond
3.850%, 10/15/30 3,207,000 3,706,927
Series REGS, 4.750%, 01/08/26 1,160,000 1,348,302
Series REGS, 8.500%, 10/12/35 400,000 654,886
Italy Buoni Poliennali Del Tesoro
6.000%, 05/01/31 EUR 5,932,000 11,023,544
Japan Government Ten Year Bond
Series 358, 0.100%, 03/20/30 JPY 573,900,000 5,524,480
Series 359, 0.100%, 06/20/30 JPY 206,000,000 1,981,586
Series 360, 0.100%, 09/20/30 JPY 263,000,000 2,526,802
Japan Government Twenty Year Bond
Series 123, 2.100%, 12/20/30 JPY 38,000,000 435,879
Series 128, 1.900%, 06/20/31 JPY 30,000,000 340,345
Series 140, 1.700%, 09/20/32 JPY 28,000,000 315,669
Kazakhstan Government International Bond
Series REGS, 5.125%, 07/21/25 1,045,000 1,234,371
Mexico Government International Bond
3.250%, 04/16/30 3,100,000 3,284,308
4.500%, 04/22/29 1,100,000 1,269,063
2.659%, 05/24/31 2,532,000 2,525,171
New Zealand Government Bond
Series 0429, 3.000%, 04/20/29 NZD 13,274,000 11,140,070
Norway Government Bond
Series 482, 1.375%, 08/19/30
(a)
NOK 92,870,000 11,175,791
Oman Government International Bond
5.625%, 01/17/28 6,883,000 7,131,081
Series REGS, 4.750%, 06/15/26 1,400,000 1,431,775
Panama Government International Bond
3.160%, 01/23/30 5,620,000 6,121,061
3.875%, 03/17/28 550,000 622,572
Paraguay Government International Bond
Series REGS, 4.950%, 04/28/31 1,600,000 1,909,900
4.950%, 04/28/31
(a)
800,000 954,950
Perusahaan Penerbit SBSN Indonesia III
Series REGS, 4.150%, 03/29/27 6,440,000 7,338,131
Series REGS, 4.550%, 03/29/26 200,000 230,311
Peruvian Government International Bond
8.750%, 11/21/33 2,147,000 3,612,219
2.783%, 01/23/31 6,065,000 6,529,641
Philippine Government International Bond
9.500%, 02/02/30 3,774,000 6,196,368
3.000%, 02/01/28 1,200,000 1,328,320
Republic of South Africa Government
International Bond
4.300%, 10/12/28 3,040,000 3,092,484
4.850%, 09/30/29 4,650,000 4,816,492
Russian Foreign Bond - Eurobond
Series REGS, 4.750%, 05/27/26 4,800,000 5,522,628
Series REGS, 5.100%, 03/28/35 4,200,000 5,232,060
Foreign Government Obligations
(d),(e)
(continued)
Issue
Description
Principal
Amount ($) Value ($)
Sharjah Sukuk Program Ltd.
Series EMTN, 4.226%, 03/14/28 3,200,000 3,571,242
Series EMTN, 3.854%, 04/03/26 200,000 217,500
Sweden Government Bond
Series 1056, 2.250%, 06/01/32 SEK 17,020,000 2,524,146
Series 1062, 0.125%, 05/12/31
(a)
SEK 70,470,000 8,485,703
United Kingdom Gilt
4.750%, 12/07/30 GBP 3,691,000 7,243,120
0.875%, 10/22/29 GBP 2,713,000 3,921,844
Uruguay Government International Bond
4.375%, 01/23/31 3,002,000 3,616,976
4.375%, 10/27/27 2,398,000 2,804,242
Total Foreign Government Obligations
(Cost $200,205,413) 208,506,468
U.S. Treasury Obligations   18.7%
Principal
Amount ($) Value ($)
U.S. Treasury Bill 8.9%
0.055%, 04/15/21 20,000,000 19,997,800
0.061%, 07/15/21 20,000,000 19,994,400
0.069%, 02/25/21 20,000,000 19,999,509
0.069%, 03/04/21 20,000,000 19,999,226
Total 79,990,935
U.S. Treasury Bond 6.2%
1.125%, 05/15/40 3,807,000 3,482,810
1.125%, 08/15/40 1,500,000 1,368,047
1.250%, 05/15/50 4,706,000 4,070,690
1.375%, 11/15/40 7,326,000 6,981,449
1.375%, 08/15/50 6,679,000 5,965,182
1.625%, 11/15/50 6,776,000 6,440,376
2.000%, 02/15/50 1,409,000 1,464,920
2.250%, 08/15/46 1,611,000 1,765,052
2.250%, 08/15/49 2,450,000 2,686,578
2.375%, 11/15/49 2,562,000 2,884,252
2.875%, 05/15/49 4,408,000 5,461,099
3.000%, 05/15/42 1,629,000 2,022,505
3.000%, 02/15/49 700,000 886,047
3.375%, 05/15/44 2,180,000 2,874,534
3.375%, 11/15/48 2,110,000 2,847,181
3.750%, 08/15/41 1,096,000 1,505,459
3.750%, 11/15/43 1,807,300 2,510,735
3.875%, 08/15/40 50,000 69,359
Total 55,286,275
U.S. Treasury Note 3.6%
0.625%, 05/15/30 2,418,000 2,329,592
0.625%, 08/15/30 4,016,000 3,857,243
0.875%, 11/15/30 14,062,000 13,796,140
1.500%, 02/15/30 520,000 542,425
2.375%, 05/15/27 2,412,000 2,670,536
2.625%, 02/15/29 4,013,000 4,553,501
2.875%, 05/15/28 100,000 114,734
5.250%, 11/15/28 2,729,000 3,634,687
6.125%, 08/15/29 100,000 142,969
6.250%, 05/15/30 300,000 440,719
Total 32,082,546
Total U.S. Treasury Obligations
(Cost $167,571,933) 167,359,756

PORTFOLIO OF INVESTMENTS
(continued)
Columbia Diversified Fixed Income Allocation ETF
January 31, 2021 (Unaudited)
12 |
Notes to Portfolio of Investments
U.S. Government & Agency Obligations   15.1%
Issue
Description
Principal
Amount ($) Value ($)
Uniform Mortgage-Backed Security TBA 11.4%
2.000%, 02/15/51
(f)
34,140,000 35,220,211
2.500%, 02/15/51
(f)
27,120,000 28,562,869
3.000%, 02/15/51
(f)
11,300,000 11,882,436
3.500%, 02/15/51
(f)
5,529,000 5,878,018
4.000%, 02/15/51
(f)
8,695,000 9,323,859
4.500%, 02/15/51
(f)
10,055,000 10,922,244
Total 101,789,637
Federal Home Loan Mortgage Corporation 2.7%
2.500%, 08/01/50 9,290,788 9,780,998
3.000%, 01/01/50 602,643 632,754
3.000%, 02/01/50 623,737 655,709
3.000%, 08/01/50 8,261,282 8,698,633
3.500%, 08/01/47 1,054,951 1,127,329
3.500%, 08/01/49 382,376 405,772
3.500%, 09/01/49 449,981 477,543
3.500%, 10/01/49 493,294 523,601
3.500%, 11/01/49 478,104 507,458
3.500%, 02/01/50 590,687 626,978
4.000%, 08/01/49 419,281 448,804
4.000%, 09/01/49 484,752 518,944
Total 24,404,523
Federal National Mortgage Association 1.0%
3.000%, 12/01/49 584,643 614,492
3.000%, 01/01/50 691,928 728,191
U.S. Government & Agency Obligations (continued)
Issue
Description
Principal
Amount ($) Value ($)
3.000%, 01/01/50 608,476 640,205
3.000%, 02/01/50 617,553 649,485
3.000%, 03/01/50 646,131 679,492
3.500%, 04/01/49 142,957 151,878
3.500%, 08/01/49 401,785 426,824
3.500%, 09/01/49 603,102 640,734
3.500%, 09/01/49 447,457 475,358
3.500%, 10/01/49 490,567 521,126
3.500%, 12/01/49 566,767 602,095
3.500%, 02/01/50 600,641 637,930
4.000%, 09/01/47 507,605 546,863
4.000%, 03/01/48 959,072 1,034,387
4.000%, 05/01/49 126,718 135,795
Total 8,484,855
Total U.S. Government & Agency
Obligations
(Cost $134,093,244) 134,679,015
Money Market Funds 7.2%
Shares Value ($)
Dreyfus Treasury Securities Cash
Management, Institutional Shares
0.030%
(g)
64,210,821 64,210,821
Total Money Market Funds
(Cost $64,210,821) 64,210,821
Total Investments in Securities
(Cost $1,006,928,502) 1,029,372,444
Other Assets & Liabilities, Net (135,405,700)
Net Assets 893,966,744
(a) Represents privately placed and other securities and instruments exempt from Securities and Exchange Commission registration (collectively, private placements), such as Section 4(a)(2) and Rule 144A eligible securities, which are often sold only to qualified institutional buyers. At January 31, 2021, the total value of these securities amounted to $201,629,057, which represents 22.55% of total net assets.
(b) Variable rate security. The interest rate shown was the current rate as of January 31, 2021.
(c) Payment-in-kind security. Interest can be paid by issuing additional par of the security or in cash.
(d) Principal amounts are shown in United States Dollars unless otherwise noted.
(e) Principal and interest may not be guaranteed by a governmental entity.
(f) Represents a security purchased on a when-issued basis.
(g) The rate shown is the seven-day current annualized yield at January 31, 2021.
Abbreviation Legend
LIBOR London Interbank Offered Rates
SOFR Secured Overnight Financing Rate
TBA To Be Announced
Currency Legend
AUD Australian Dollar
CAD Canadian Dollar
EUR Euro
GBP Pound Sterling
JPY Japanese Yen
NOK Norwegian Krone
NZD New Zealand Dollar
SEK Swedish Krona
Investments are valued using policies described in the Notes to Financial Statements in the most recent shareholder report.

1QT290_10_L01_(03/21)
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